                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
 TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: MARCH 31, 1999
                                              ---------------
Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:     Hewlett-Packard Company
          -----------------------------------------------
Address:  3000 Hanover Street
          MS 20 BL
          Palo Alto CA 94304
          -----------------------------------------------

Form 13F File Number:  28-2187
                       -------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cheryl Gorman
          ---------------------------------------------
Title:    Manager, Operations and Accounting
          ---------------------------------------------
Phone:    650-857-2248
          ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Cheryl Gorman        Palo Alto, CA                 22-DECEMBER-99
------------------------ ----------------------------- --------------
[Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-2187                      Hewlett-Packard Company
     ------------------           ------------------------
     [Repeat as necessary.]

                                                                         3/31/99

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         91

Form 13F Information Table Value Total:         $673,582,234.10



List of Other Included Managers:

  No.  13F File Number             Name

                            FORM 13F                                  03/31/1999
             REPORTING MANAGER: Hewlett-Packard Company

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            ITEM 1      ITEM 2  ITEM 3        ITEM 4      ITEM 5             ITEM 6                ITEM 7            ITEM 8

        NAME OF ISSUER  TITLE    CUSIP         FAIR      SHARES OR   INVESTMENT DISCRETION         MANA-       VOTING AUTHORITY
                         OF     NUMBER       MARKET      PRINCIPAL                          SHARED GERS
                        CLASS                 VALUE       AMOUNT       SOLE    SHARED        OTHER         SOLE       SHARED   NONE
                                                                       (A)      (B)            (C)            (A)       (B)     (C)
----------------------------------------------------------------------------------------------------------------------------------
3COM CORP               COMMON  885535104    3613437.50  155000.00  155000.00                       HP   155000.00
ABBOTT LABORATORIES     COMMON  002824100   10298750.00  220000.00  220000.00                       HP   220000.00
ACTUATE SOFTWARE COR    COMMON  00508B102      66000.00    2000.00    2000.00                       HP     2000.00
ALCOA INC               COMMON  013817101    3295000.00   80000.00   80000.00                       HP    80000.00
ALLEGIANCE TELECOM I    COMMON  01747T102    5375000.00  215000.00  215000.00                       HP   215000.00
AMERICA ONLINE INC      COMMON  02364J104    5880000.00   40000.00   40000.00                       HP    40000.00
AMERICAN HOME PRODUC    COMMON  026609107    6525000.00  100000.00  100000.00                       HP   100000.00
AMERICAN INTERNATION    COMMON  026874107   24317879.38  201599.00  201599.00                       HP   201599.00
AMERICAN WATER WORKS    COMMON  030411102    4223125.00  145000.00  145000.00                       HP   145000.00
ASSOCIATES FIRST CAP    COMMON  046008108    8100000.00  180000.00  180000.00                       HP   180000.00
AT HOME CORP -SER A     COMMON  045919107    4725000.00   30000.00   30000.00                       HP    30000.00
AVIS RENT A CAR INC     COMMON  053790101    5537500.00  200000.00  200000.00                       HP   200000.00
BANK OF NEW YORK CO     COMMON  064057102    8984375.00  250000.00  250000.00                       HP   250000.00
BANKAMERICA CORP        COMMON  06605F102    9181251.41  130000.02  130000.02                       HP   130000.02
BARNES & NOBLE INC      COMMON  067774109    4336875.00  135000.00  135000.00                       HP   135000.00
BELL ATLANTIC CORP      COMMON  077853109   10337500.00  200000.00  200000.00                       HP   200000.00
BESTFOODS               COMMON  08658U101    6580000.00  140000.00  140000.00                       HP   140000.00
BROADCOM CORP - CL A    COMMON  111320107    3697500.00   60000.00   60000.00                       HP    60000.00
BURLINGTON NORTHERN     COMMON  12189T104    3787200.00  115200.00  115200.00                       HP   115200.00
CANADIAN NATL RAILWA    COMMON  136375102    6675000.00  120000.00  120000.00                       HP   120000.00
CATERPILLAR INC         COMMON  149123101    5053125.00  110000.00  110000.00                       HP   110000.00
CBS CORPORATION         COMMON  12490K107    6121875.00  150000.00  150000.00                       HP   150000.00
CHASE MANHATTAN CORP    COMMON  16161A108    8544375.00  105000.00  105000.00                       HP   105000.00
CISCO SYSTEMS INC       COMMON  17275R102   15338750.00  140000.00  140000.00                       HP   140000.00
CITIGROUP INC           COMMON  172967101    7984374.87  125000.00  125000.00                       HP   125000.00
COMCAST CORP SPECIAL    COMMON  200300200    5349687.50   85000.00   85000.00                       HP    85000.00
COMPAQ COMPUTER CORP    COMMON  204493100    7129687.50  225000.00  225000.00                       HP   225000.00
COMPUWARE CORP          COMMON  205638109    1910000.00   80000.00   80000.00                       HP    80000.00
COSTCO COMPANIES INC    COMMON  22160Q102   17396875.00  190000.00  190000.00                       HP   190000.00
DEERE & CO              COMMON  244199105    1931250.00   50000.00   50000.00                       HP    50000.00
DELL COMPUTER CORP      COMMON  247025109    2861250.00   70000.00   70000.00                       HP    70000.00
DELPHI AUTOMOTIVE SY    COMMON  247126105    4615000.00  260000.00  260000.00                       HP   260000.00
DU PONT (E.I.) DE NE    COMMON  263534109    5806250.00  100000.00  100000.00                       HP   100000.00
E*TRADE GROUP INC       COMMON  269246104    4956562.50   85000.00   85000.00                       HP    85000.00
EL PASO ENERGY CORPO    COMMON  283905107    6831033.75  208980.00  208980.00                       HP   208980.00
ELAN CORP PLC - SPON    COMMON  284131208    8021250.00  115000.00  115000.00                       HP   115000.00
EXODUS COMMUNICATION    COMMON  302088109     289713.00    2154.00    2154.00                       HP     2154.00
EXXON CORP              COMMON  302290101    7761875.00  110000.00  110000.00                       HP   110000.00
                                           ------------
COLUMN TOTALS                              253439327.41

                                    FORM 13F                          03/31/1999
                  REPORTING MANAGER: Hewlett-Packard Company

FEDERAL NATL MORTGAG             COMMON  313586109            9695000.00      140000.00      140000.00        HP    140000.00
FEDERAL-MOGUL CORP               COMMON  313549107            4702500.00      110000.00      110000.00        HP    110000.00
GENERAL ELECTRIC CO.             COMMON  369604103           26444906.25      239050.00      239050.00        HP    239050.00
GENESYS TELECOM LAB              COMMON  371931106             276743.31       18373.00       18373.00        HP     18373.00
HEINZ (H.J.) CO                  COMMON  423074103            7816875.00      165000.00      165000.00        HP    165000.00
INTEL CORP                       COMMON  458140100           13670625.00      115000.00      115000.00        HP    115000.00
INTL BUSINESS MACHIN             COMMON  459200101           15066250.00       85000.00       85000.00        HP     85000.00
INTUIT INC                       COMMON  461202103            3561250.00       35000.00       35000.00        HP     35000.00
KANSAS CITY SOUTHERN             COMMON  485170104           11400000.00      200000.00      200000.00        HP    200000.00
KONINXLIJKE PHILIPS              COMMON  500472105            8655937.50      105000.00      105000.00        HP    105000.00
KROGER CO                        COMMON  501044101            3891875.00       65000.00       65000.00        HP     65000.00
LILLY (ELI) & CO                 COMMON  532457108            9760625.00      115000.00      115000.00        HP    115000.00
LUCENT TECHNOLOGIES              COMMON  549463107             540000.00        5000.00        5000.00        HP      5000.00
MARRIOTT INTERNATION             COMMON  571903202            4371250.00      130000.00      130000.00        HP    130000.00
MAXTOR CORP                      COMMON  577729205            1412500.00      200000.00      200000.00        HP    200000.00
MCI WORLDCOM INC                 COMMON  55268B106           15941250.00      180000.00      180000.00        HP    180000.00
MEDTRONIC INC                    COMMON  585055106            2875000.00       40000.00       40000.00        HP     40000.00
MERCK & CO., INC                 COMMON  589331107           16826250.00      210000.00      210000.00        HP    210000.00
MICROSOFT CORP                   COMMON  594918104           24198750.00      270000.00      270000.00        HP    270000.00
MICROSOFT CORP                   COMMON  594918203            4825515.00       48990.00       48990.00        HP     48990.00
MOBIL CORP                       COMMON  607059102           11880000.00      135000.00      135000.00        HP    135000.00
MOBIUS MGMT SYSTEMS              COMMON  606925105             152964.00        7284.00        7284.00        HP      7284.00
MORGAN ST DEAN WITTE             COMMON  617446448           11492812.50      115000.00      115000.00        HP    115000.00
NIPSCO INDUSTRIES IN             COMMON  629140104            6885000.00      255000.00      255000.00        HP    255000.00
NORTHERN TRUST CORP              COMMON  665859104            8881250.00      100000.00      100000.00        HP    100000.00
NOVELLUS SYSTEMS INC             COMMON  670008101            2756250.00       50000.00       50000.00        HP     50000.00
ONSALE INC                       COMMON  682838107             336631.88       10030.00       10030.00        HP     10030.00
PFIZER INC                       COMMON  717081103           15262500.00      110000.00      110000.00        HP    110000.00
PMC-SIERRA INC                   COMMON  69344F106            3559375.00       50000.00       50000.00        HP     50000.00
PROCTER & GAMBLE CO              COMMON  742718109            8814375.00       90000.00       90000.00        HP     90000.00
QUALCOMM INC                     COMMON  747525103            2487500.00       20000.00       20000.00        HP     20000.00
RAMBUS INC DEL                   COMMON  750917106            5793750.00       90000.00       90000.00        HP     90000.00
RATIONAL SOFTWARE CO             COMMON  75409P202            3485625.00      130000.00      130000.00        HP    130000.00
REALNETWORKS INC                 COMMON  75605L104             445740.00        3648.00        3648.00        HP      3648.00
SAFEWAY INC                      COMMON  786514208           14367500.00      280000.00      280000.00        HP    280000.00
SCHERING-PLOUGH CORP             COMMON  806605101           12431250.00      225000.00      225000.00        HP    225000.00
SCHLUMBERGER LTD                 COMMON  806857108            4815000.00       80000.00       80000.00        HP     80000.00
SCHWAB (CHARLES) COR             COMMON  808513105           16341250.00      170000.00      170000.00        HP    170000.00
                                                            ------------
     COLUMN TOTALS                                          316121875.44

                                FORM 13F                              03/31/1999

                  REPORTING MANAGER: Hewlett-Packard Company

SECURITY CAP GROUP I     COMMON  81413P204     2006250.00  150000.00  150000.00      HP   150000.00
SMART MODULAR TECHNO     COMMON  831690102     2091250.00  140000.00  140000.00      HP   140000.00
SOLUTIA INC              COMMON  834376105      225875.00   13000.00   13000.00      HP    13000.00
TEXAS INSTRUMENTS IN     COMMON  882508104     7940000.00   80000.00   80000.00      HP    80000.00
TIME WARNER INC          COMMON  887315109    14870625.00  210000.00  210000.00      HP   210000.00
TRANSACTION SYSTEMS      COMMON  893416107     3060000.00   85000.00   85000.00      HP    85000.00
UAL CORP                 COMMON  902549500     5061875.00   65000.00   65000.00      HP    65000.00
UNITED TECHNOLOGIES      COMMON  913017109     8464843.75   62500.00   62500.00      HP    62500.00
USX - U.S. STEEL GRO     COMMON  90337T101     6345000.00  270000.00  270000.00      HP   270000.00
VERITAS SOFTWARE COR     COMMON  923436109     1615000.00   20000.00   20000.00      HP    20000.00
WAL-MART STORES INC      COMMON  931142103    14289062.50  155000.00  155000.00      HP   155000.00
WARNER- LAMBERT CO       COMMON  934488107     6956250.00  105000.00  105000.00      HP   105000.00
WELLS FARGO COMPANY      COMMON  949746101    14375625.00  410000.00  410000.00      HP   410000.00
WESTPOINT STEVENS IN     COMMON  961238102     8029375.00  290000.00  290000.00      HP   290000.00
WILLIAMS COS INC         COMMON  969457100     8690000.00  220000.00  220000.00      HP   220000.00
                                             ------------
COLUMN TOTALS                                104021031.25
                                             ============
GRAND TOTALS                                 673582234.10